UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Jennison Mid-Cap Growth Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 8/31/2009

Date of reporting period: 2/28/2009

Item 1 –	Reports to Stockholders

FEBRUARY 28, 2009	SEMIANNUAL REPORT

Jennison Mid-Cap Growth Fund, Inc.

FUND TYPE

Medium-sized

capitalization stocks

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

April 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Mid-Cap Growth Fund, Inc.

Jennison Mid-Cap Growth Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Mid-Cap Growth Fund, Inc. is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.26%; Class B, 1.96%; Class C, 1.96%; Class L, 1.46%; Class M, 1.96%; Class R, 1.71%; Class X, 1.96%; Class Z, 0.96%. Net operating expenses apply to: Class A, 1.26%; Class B, 1.96%; Class C, 1.96; Class L, 1.46%; Class M, 1.96%; Class R, 1.46%; Class X, 1.96%; Class Z, 0.96%, after contractual reduction through 12/31/2009.

Cumulative Total Returns as of 2/28/09
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–38.14%	–36.39%	–2.37%	34.21%	—
Class B	–38.34	–36.83	–5.89	24.53	—
Class C	–38.29	–36.78	–5.82	24.62	—
Class L	–38.14	–36.46	N/A	N/A	–27.04% (6/12/06)
Class M	–38.36	–36.82	N/A	N/A	–28.12 (6/12/06)
Class R	–38.14	–36.49	N/A	N/A	–13.62 (6/03/05)
Class X	–38.30	–36.64	N/A	N/A	–27.85 (6/12/06)
Class Z	–38.01	–36.18	–1.10	37.66	—
Russell Midcap Growth Index[2]	–45.70	–45.81	–25.35	–11.60	**
Russell Midcap Index[3]	–46.79	–46.56	–23.45	18.22	***
S&P MidCap 400 Index[4]	–44.32	–42.00	–20.26	42.30	****
Lipper Mid-Cap Growth Funds Avg.[5]	–44.60	–44.99	–25.28	–0.85	*****

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Average Annual Total Returns[6] as of 3/31/09
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–33.88%	–0.05%	2.04%	—
Class B	–33.95	0.15	1.86	—
Class C	–31.17	0.35	1.86	—
Class L	–34.18	N/A	N/A	–10.23% (6/12/06)
Class M	–34.66	N/A	N/A	–10.10 (6/12/06)
Class R	–30.12	N/A	N/A	–1.91 (6/03/05)
Class X	–34.47	N/A	N/A	–9.99 (6/12/06)
Class Z	–29.80	1.35	2.89	—
Russell Midcap Growth Index[2]	–39.58	–3.91	–0.86	**
Russell Midcap Index[3]	–40.81	–3.53	2.27	***
S&P MidCap 400 Index[4]	–36.09	–2.84	4.20	****
Lipper Mid-Cap Growth Funds Avg.[5]	–38.89	–4.23	–0.34	*****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns assume the payment of the maximum applicable sales charge. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, and 6%, respectively. Class R and Class Z shares are not subject to a sales charge. Class L shares are closed to most new purchases (with the exception of exchanges from the same class of shares offered by certain other JennisonDryden Funds).

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 years of returns. The Since Inception returns for the Russell Midcap Growth Index, Russell Midcap Index, S&P MidCap 400 Index, and the Lipper Mid-Cap Growth Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

3The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index.

4The S&P MidCap 400 Index is an unmanaged index of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It gives an indication of how U.S. mid-cap stock prices have performed.

5The Lipper Average represents returns based on an average return of all funds in the Lipper Mid-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted

Jennison Mid-Cap Growth Fund, Inc.	3

Your Fund’s Performance (continued)

median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P MidCap 400 Index.

6The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Russell Midcap Growth Index Closest Month-End to Inception cumulative total returns as of 2/28/09 are –41.18% for Class L, Class M, and Class X; and –32.00% for Class R. Russell Midcap Growth Index Closest Month-End to Inception average annual total returns as of 3/31/09 are –14.38% for Class L, Class M, and Class X; and –7.40% for Class R.

***Russell Midcap Index Closest Month-End to Inception cumulative total returns as of 2/28/09 are –43.26% for Class L, Class M, and Class X; and –33.86% for Class R. Russell Midcap Index Closest Month-End to Inception average annual total returns as of 3/31/09 are –15.56% for Class L, Class M, and Class X; and –8.15% for Class R.

****S&P MidCap 400 Index Closest Month-End to Inception cumulative total returns as of 2/28/09 are –38.94% for Class L, Class M, and Class X; and –29.44% for Class R. S&P MidCap 400 Index Closest Month-End to Inception average annual total returns as of 3/31/09 are –13.37% for Class L, Class M, and Class X; and –6.61% for Class R.

*****Lipper Average Closest Month-End to Inception cumulative total returns as of 2/28/09 are –39.75% for Class L, Class M, and Class X; and –30.51% for Class R. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/09 are –13.98% for Class L, Class M, and Class X; and –7.24% for Class R.

Investors cannot invest directly in an index. The Russell Midcap Growth Index, Russell Midcap Index, and S&P MidCap 400 Index do not bear sales charges, operating expenses of a mutual fund, or deductions for taxes. Returns for these indexes would be lower if they were subject to these deductions. Returns for the Lipper Average reflect the deduction of mutual fund operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 2/28/09
Annaly Capital Management, Inc., Real Estate Investment Trust	3.9%
Southwestern Energy Co., Oil, Gas & Consumable Fuels	3.8
American Tower Corp. (Class A), Wireless Telecommunication Services	2.5
NII Holdings, Inc., Wireless Telecommunication Services	2.4
DaVita, Inc., Health Care Providers & Services	2.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/09
Health Care Providers & Services	10.7%
Oil, Gas & Consumable Fuels	9.2
Wireless Telecommunication Services	7.3
Software	5.3
Machinery	5.1

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2008, at the beginning of the period, and held through the six-month period ended February 28, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses,

Jennison Mid-Cap Growth Fund, Inc.	5

Fees and Expenses (continued)

which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Mid-Cap Growth Fund		Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$618.60	1.26%	$5.06
	Hypothetical	$1,000.00	$1,018.55	1.26%	$6.31

Class B	Actual	$1,000.00	$616.60	1.96%	$7.86
	Hypothetical	$1,000.00	$1,015.08	1.96%	$9.79

Class C	Actual	$1,000.00	$617.10	1.96%	$7.86
	Hypothetical	$1,000.00	$1,015.08	1.96%	$9.79

Class L	Actual	$1,000.00	$618.60	1.46%	$5.86
	Hypothetical	$1,000.00	$1,017.55	1.46%	$7.30

Class M	Actual	$1,000.00	$616.40	1.96%	$7.86
	Hypothetical	$1,000.00	$1,015.08	1.96%	$9.79

Class R	Actual	$1,000.00	$618.60	1.46%	$5.86
	Hypothetical	$1,000.00	$1,017.55	1.46%	$7.30

Class X	Actual	$1,000.00	$617.00	1.96%	$7.86
	Hypothetical	$1,000.00	$1,015.08	1.96%	$9.79

Class Z	Actual	$1,000.00	$619.90	0.96%	$3.86
	Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2009, and divided by 365 days in the Fund’s fiscal year ending August 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of February 28, 2009 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.7%
COMMON STOCKS

Air Freight & Logistics 1.4%
102,900	C.H. Robinson Worldwide, Inc.(b)	$4,258,002
217,100	Expeditors International of Washington, Inc.(b)	5,981,105

		10,239,107

Biotechnology 1.1%
72,600	Cephalon, Inc.(a)(b)	4,761,834
112,600	Vertex Pharmaceuticals, Inc.(a)	3,403,898

		8,165,732

Capital Markets 2.9%
499,900	Eaton Vance Corp.(b)	8,648,270
1,057,300	TD Ameritrade Holding Corp.(a)	12,550,151

		21,198,421

Chemicals 2.1%
488,000	Ecolab, Inc.	15,508,640

Commercial Services & Supplies 1.6%
645,305	Iron Mountain, Inc.(a)(b)	11,989,767

Communications Equipment 0.7%
381,000	Juniper Networks, Inc.(a)(b)	5,414,010

Computer & Peripherals 0.7%
388,900	NetApp, Inc.(a)	5,226,816

Construction & Engineering 1.0%
373,318	Chicago Bridge & Iron Co. N.V.	2,251,108
164,000	Fluor Corp.(b)	5,453,000

		7,704,108

Consumer Finance 0.8%
188,475	Alliance Data Systems Corp.(a)(b)	5,578,860

Electrical Equipment 4.0%
511,350	Ametek, Inc.	13,530,321
383,900	Roper Industries, Inc.	15,874,265

		29,404,586

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	7

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electronic Equipment & Instruments 2.8%
286,300	Amphenol Corp. (Class A)(b)	$7,277,746
276,400	Anixter International, Inc.(a)(b)	8,128,924
300,100	Avnet, Inc.(a)	5,182,727

		20,589,397

Energy Equipment & Services 2.4%
508,200	Cameron International Corp.(a)(b)	9,798,096
455,900	Pride International, Inc.(a)(b)	7,859,716

		17,657,812

Food & Staples Retailing 0.5%
309,000	Whole Foods Market, Inc.(b)	3,754,350

Food Products 4.2%
677,200	ConAgra Foods, Inc.	10,212,176
845,400	Dean Foods Co.(a)	17,288,430
63,700	Ralcorp Holdings, Inc.(a)	3,860,220

		31,360,826

Health Care Equipment & Supplies 2.8%
120,700	Beckman Coulter, Inc.	5,412,188
107,900	C.R. Bard, Inc.	8,660,054
184,500	ResMed, Inc.(a)	6,804,360

		20,876,602

Health Care Providers & Services 10.7%
152,100	AmerisourceBergen Corp.	4,830,696
611,100	Community Health Systems, Inc.(a)(b)	9,997,596
380,400	DaVita, Inc.(a)(b)	17,848,368
122,000	Express Scripts, Inc.(a)	6,136,600
246,300	Henry Schein, Inc.(a)(b)	9,034,284
162,000	Laboratory Corp. of America Holdings(a)(b)	8,911,620
446,500	Patterson Cos., Inc.(a)	8,068,255
319,500	Quest Diagnostics, Inc.(b)	14,642,685

		79,470,104

Hotels, Restaurants & Leisure 3.2%
150,800	Darden Restaurants, Inc.(b)	4,092,712
346,300	Tim Hortons, Inc.(b)	8,172,680
438,900	Yum! Brands, Inc.	11,534,292

		23,799,684

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Household Products 1.1%
159,300	Church & Dwight Co., Inc.	$7,792,956

Independent Power Producers & Energy Traders 1.0%
1,146,300	AES Corp. (The)(a)(b)	7,221,690

Insurance 1.9%
343,600	W.R. Berkley Corp.	7,150,316
33,300	White Mountains Insurance Group Ltd.	6,593,733

		13,744,049

Internet Software & Services 1.4%
548,700	VeriSign, Inc.(a)(b)	10,606,371

IT Services 0.5%
160,415	Paychex, Inc.(b)	3,538,755

Life Sciences Tools & Services 3.1%
374,100	Charles River Laboratories International, Inc.(a)(b)	9,277,680
381,600	Thermo Fisher Scientific, Inc.(a)	13,836,816

		23,114,496

Machinery 5.1%
242,500	Danaher Corp.(b)	12,309,300
580,660	IDEX Corp.(b)	11,218,351
372,300	ITT Corp.	13,905,405

		37,433,056

Media 2.3%
1,692,900	Regal Entertainment Group (Class A)(b)	17,335,296

Metals & Mining 1.2%
296,100	Goldcorp, Inc.(b)	8,563,212

Oil, Gas & Consumable Fuels 9.2%
552,600	Denbury Resources, Inc.(a)(b)	7,117,488
320,500	Newfield Exploration Co.(a)(b)	6,195,265
213,600	Range Resources Corp.	7,597,752
972,100	Southwestern Energy Co.(a)	27,967,317
206,160	Ultra Petroleum Corp.(a)(b)	7,244,463
376,300	XTO Energy, Inc.	11,913,658

		68,035,943

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	9

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Personal Products 1.0%
431,500	Avon Products, Inc.(b)	$7,590,085

Pharmaceuticals 1.6%
943,900	Mylan, Inc.(a)(b)	11,732,677

Professional Services 0.7%
360,000	Robert Half International, Inc.(b)	5,533,200

Real Estate Investment Trust 3.9%
2,049,300	Annaly Capital Management, Inc.(b)	28,485,269

Semiconductors & Semiconductor Equipment 2.5%
630,195	Broadcom Corp. (Class A)(a)(b)	10,366,708
691,300	Maxim Integrated Products, Inc.(b)	8,364,730

		18,731,438

Software 5.3%
648,300	Amdocs Ltd.(a)(b)	10,859,025
716,500	Check Point Software Technologies(a)	15,741,505
106,600	Intuit, Inc.(a)(b)	2,429,414
357,900	McAfee, Inc.(a)	10,003,305

		39,033,249

Specialty Retail 3.3%
293,500	GameStop Corp.(a)(b)	7,901,020
197,300	O’Reilly Automotive, Inc.(a)(b)	6,581,928
341,335	Ross Stores, Inc.	10,076,209

		24,559,157

Textiles, Apparel & Luxury Goods 0.9%
394,200	Phillips-Van Heusen Corp.	6,531,894

Trading Companies & Distributors 0.5%
114,200	Fastenal Co.(b)	3,439,704

Wireless Telecommunication Services 7.3%
634,600	American Tower Corp. (Class A)(a)	18,479,552
988,450	Crown Castle International Corp.(a)	17,337,413

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Wireless Telecommunication Services (cont’d.)
1,402,690	NII Holdings, Inc.(a)	$17,968,459

		53,785,424

	TOTAL LONG-TERM INVESTMENTS (cost $905,735,853)	714,746,743

SHORT-TERM INVESTMENT 35.3%

Affiliated Money Market Mutual Fund
261,400,476	Dryden Core Investment Fund - Taxable Money Market Series (cost $261,400,476; includes $234,173,327 of cash collateral received for securities on loan) (Note 3)(c)(d)	261,400,476

	TOTAL INVESTMENTS 132.0% (cost $1,167,136,329; Note 5)	976,147,219
	Liabilities in excess of other assets (32.0%)	(236,464,299)

	NET ASSETS 100.0%	$739,682,920

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $220,630,674; cash collateral of $234,173,327 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	11

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$976,147,219	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$976,147,219	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of August 31, 2008 and February 28, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2009 were as follows:

Affiliated Money Market Mutual Fund (including 31.7% of collateral received for securities on loan)	35.3%
Health Care Providers & Services	10.7
Oil, Gas & Consumable Fuels	9.2
Wireless Telecommunication Services	7.3
Software	5.3
Machinery	5.1
Food Products	4.2
Electrical Equipment	4.0
Real Estate Investment Trust	3.9
Specialty Retail	3.3
Hotels, Restaurants & Leisure	3.2
Life Sciences Tools & Services	3.1
Capital Markets	2.9
Electronic Equipment & Instruments	2.8
Health Care Equipment & Supplies	2.8
Semiconductors & Semiconductor Equipment	2.5
Energy Equipment & Services	2.4
Media	2.3
Chemicals	2.1
Insurance	1.9
Commercial Services & Supplies	1.6
Pharmaceuticals	1.6
Air Freight & Logistics	1.4
Internet Software & Services	1.4

See Notes to Financial Statements.

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Metals & Mining	1.2%
Biotechnology	1.1
Household Products	1.1
Construction & Engineering	1.0
Independent Power Producers & Energy Traders	1.0
Personal Products	1.0
Textiles, Apparel & Luxury Goods	0.9
Consumer Finance	0.8
Communications Equipment	0.7
Computer & Peripherals	0.7
Professional Services	0.7
Food & Staples Retailing	0.5
IT Services	0.5
Trading Companies & Distributors	0.5

132.0
Liabilities in excess of other assets	(32.0)

100.0%

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	13

Statement of Assets and Liabilities

as of February 28, 2009 (Unaudited)

Assets
Investments at value, including securities on loan of $220,630,674:
Unaffiliated investments (cost $905,735,853)	$714,746,743
Affiliated investments (cost $261,400,476)	261,400,476
Cash	165,481
Receivable for Fund shares sold	3,081,809
Receivable for Investment sold	2,330,487
Dividends receivable	605,733
Prepaid expenses	68,780

Total assets	982,399,509

Liabilities
Payable to broker for collateral for securities on loan	234,173,327
Payable for investments purchased	5,076,356
Payable for Fund shares reacquired	2,279,908
Accrued expenses	439,274
Management fee payable	354,227
Distribution fee payable	193,699
Affiliated transfer agent fee payable	184,908
Deferred directors’ fees	14,890

Total liabilities	242,716,589

Net Assets	$739,682,920

Net assets were comprised of:
Common stock, at par	$50,129
Paid-in capital in excess of par	1,082,126,034

1,082,176,163
Undistributed net investment income	1,295,546
Accumulated net realized loss on investments	(152,799,679)
Net unrealized deppreciation on investments	(190,989,110)

Net assets, February 28, 2009	$739,682,920

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($436,019,614 ÷ 29,374,352 shares of common stock issued and outstanding)	$14.84
Maximum sales charge (5.50% of offering price)	.86

Maximum offering price to public	$15.70

Class B
Net asset value, offering price and redemption price per share ($32,975,719 ÷ 2,454,740 shares of common stock issued and outstanding)	$13.43

Class C
Net asset value, offering price and redemption price per share ($51,376,690 ÷ 3,823,480 shares of common stock issued and outstanding)	$13.44

Class L
Net asset value, offering price and redemption price per share ($8,308,301 ÷ 563,038 shares of common stock issued and outstanding)	$14.76

Class M
Net asset value, offering price and redemption price per share ($9,977,907 ÷ 743,329 shares of common stock issued and outstanding)	$13.42

Class R
Net asset value, offering price and redemption price per share ($8,924,477 ÷ 606,768 shares of common stock issued and outstanding)	$14.71

Class X
Net asset value, offering price and redemption price per share ($3,858,204 ÷ 286,400 shares of common stock issued and outstanding)	$13.47

Class Z
Net asset value, offering price and redemption price per share ($188,242,008 ÷12,277,141 shares of common stock issued and outstanding)	$15.33

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	15

Statement of Operations

Six Months Ended February 28, 2009 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $7,317)	$5,076,643
Affiliated income from securities loaned, net	793,604
Affiliated dividend income	251,205
Unaffiliated interest income	38

Total income	6,121,490

Expenses
Management fee	2,193,450
Distribution fee—Class A	652,971
Distribution fee—Class B	211,180
Distribution fee—Class C	287,511
Distribution fee—Class L	25,614
Distribution fee—Class M	71,527
Distribution fee—Class R	14,937
Distribution fee—Class X	24,491
Transfer agent’s fees and expenses (including affiliated expenses of $335,800) (Note 3)	1,074,000
Reports to shareholders	84,000
Registration fees	62,000
Custodian’s fees and expenses	58,000
Directors’ fees	22,000
Legal fees and expenses	12,000
Audit fee	10,000
Miscellaneous	8,854

Total expenses	4,812,535
Less: Expense subsidy (Note 2)	(1,596)

Net expenses	4,810,939

Net investment income	1,310,551

Realized And Unrealized Loss On Investments
Net realized loss on investment transactions	(109,173,346)
Net change in unrealized depreciation on investments	(279,128,751)

Net loss on investments	(388,302,097)

Net Decrease In Net Assets Resulting From Operations	$(386,991,546)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2009	Year Ended August 31, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income (loss)	$1,310,551	$(3,277,860)
Net realized gain (loss) on investments and foreign currency transactions	(109,173,346)	92,809,870
Net change in unrealized depreciation on investments	(279,128,751)	(115,841,600)

Net decrease in net assets resulting from operations	(386,991,546)	(26,309,590)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	270,622,041	268,611,623
Net asset value of shares issued in connection with merger (Note 7)	—	122,757,479
Cost of shares reacquired	(123,716,335)	(249,041,935)

Net increase in net assets from Fund share transactions	146,905,706	142,327,167

Total increase (decrease)	(240,085,840)	116,017,577

Net Assets
Beginning of period	979,768,760	863,751,183

End of period	$739,682,920	$979,768,760

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	17

Notes to Financial Statements

(Unaudited)

Jennison Mid-Cap Growth Fund, Inc. (the “Fund”) (formerly known as Jennison U.S. Emerging Growth Fund, Inc.) is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The Fund was incorporated in Maryland on August 23, 1996. The Fund issued 2,500 shares each of Class A, Class B, Class C and Class Z common stock for $100,000 on October 21, 1996 to Prudential Investments, LLC, (“PI” or “Manager”). Investment operations commenced on December 31, 1996. The Fund issued 250 shares each of Class L, Class M and Class X common stock for $7,500 on June 12, 2006 to PI.

The Fund’s investment objective is to achieve long-term capital appreciation. It invests primarily in equity securities of small and medium-sized U.S. companies, which will generally have a market capitalization less than the largest capitalization of the Standard & Poor’s Mid-Cap 400 Stock Index, with the potential for above average growth.

The Fund’s fiscal year has changed from an annual reporting period that ends October 31 to one that ends August 31, effective August 31, 2007. This change should have no impact on the way the Fund is managed. Shareholders will receive future annual and semiannual reports on the new fiscal year-end schedule.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if

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there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rate of exchange.

Jennison Mid-Cap Growth Fund, Inc.	19

Notes to Financial Statements

(Unaudited) continued

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

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Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discounts on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and

Jennison Mid-Cap Growth Fund, Inc.	21

Notes to Financial Statements

(Unaudited) continued

records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .60 of 1% of the Fund’s average daily net assets up to $1 billion and .55 of 1% of the average daily net assets in excess of $1 billion. The effective management fee rate was .60 of 1% for the six months ended February 28, 2009. For the period June 16, 2006 to June 17, 2007, the Manager has contractually agreed to waive up to .08% of the Fund’s management fee so that the Fund’s operating expenses during such period, exclusive of taxes, interest, brokerage, distribution fees and non-routine expenses do not exceed .83% of the Fund’s average daily net assets. Effective March 2, 2007 through September 30, 2008, such waiver has been amended to up to .06% for such adjusted operating expenses in excess of .89%.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares, pursuant to plans of distribution (the “Class A, B, C, L, M, R, X and Z Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C, L, M, R, X and Z Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50 of 1%, 1%, .75 of 1% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. PIMS contractually agreed to limit such fees to .50 of 1% of the average daily net assets of Class R shares through December 31, 2009.

PIMS has advised the Fund that it received approximately $142,400 in front-end sales charges resulting from sales of Class A shares during the six months ended February 28, 2009. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended February 28, 2009, it received approximately $500, $46,100, $4,400, $11,100 and $3,000 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class M and Class X shareholders, respectively.

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PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .13 of 1% of the unused portion of the SCA. The expiration date of the SCA is October 23, 2009. For the period from October 26, 2007 through October 23, 2008, the Funds paid a commitment fee of .06 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not utilize the line of credit during the six months ended February 28, 2009.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wachovia Securities LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended February 28, 2009, the Fund incurred approximately $319,500 in total networking fees, of which $106,000 and $5,500, respectively was paid to First Clearing and Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended February 28, 2009, PIM has been compensated approximately $340,100 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Jennison Mid-Cap Growth Fund, Inc.	23

Notes to Financial Statements

(Unaudited) continued

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2009 were $422,037,357 and $237,121,385, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$1,184,514,814	$18,600,184	$(226,967,779)	$(208,367,595)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2009, no provision for income tax would be required in the Funds’ financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M , Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.5% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class M and Class X shares are sold with a CDSC which declines from 6% to zero depending on the period of time the shares are held. Class C shares purchased are not subject to an initial sales charge

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and the CDSC for Class C shares will be 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class L shares are closed to most new purchases (with the exception of reinvested dividends). Class L and Class M shares are only exchangeable with Class L and Class M shares, respectively, offered by certain other Strategic Partners Funds. Class X shares are closed to new purchases. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion shares of $.001 par value common stock authorized divided into eight classes, designated Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z, which consists of 800 million, 400 million, 300 million, 100 million, 100 million, 100 million, 100 million and 100 million authorized shares, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2009:
Shares sold	9,083,835	$151,742,282
Shares reacquired	(4,433,387)	(76,184,863)

Net increase (decrease) in shares outstanding before conversion	4,650,448	75,557,419
Shares issued upon conversion from Class B, Class M and Class X	675,072	12,175,115

Net increase (decrease) in shares outstanding	5,325,520	$87,732,534

Year ended August 31, 2008:
Shares sold	6,834,281	$167,329,475
Shares issued in connection with the merger	2,829,916	72,188,891
Shares reacquired	(5,318,412)	(130,601,226)

Net increase (decrease) in shares outstanding before conversion	4,345,785	108,917,140
Shares issued upon conversion from Class B, Class M and Class X	2,147,383	52,634,414

Net increase (decrease) in shares outstanding	6,493,168	$161,551,554

Jennison Mid-Cap Growth Fund, Inc.	25

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended February 28, 2009:
Shares sold	163,244	$2,536,740
Shares reacquired	(310,493)	(4,831,279)

Net increase (decrease) in shares outstanding before conversion	(147,249)	(2,294,539)
Shares issued upon conversion from Class A	(481,201)	(8,017,923)

Net increase (decrease) in shares outstanding	(628,450)	$(10,312,462)

Year ended August 31, 2008:
Shares sold	286,850	$6,438,230
Shares issued in connection with the merger	1,139,766	26,579,354
Shares reacquired	(775,680)	(17,389,588)

Net increase (decrease) in shares outstanding before conversion	650,936	15,627,996
Shares issued upon conversion from Class A	(1,802,650)	(40,489,216)

Net increase (decrease) in shares outstanding	(1,151,714)	$(24,861,220)

Class C
Six months ended February 28, 2009:
Shares sold	596,848	$8,940,344
Shares reacquired	(479,370)	(7,292,599)

Net increase (decrease) in shares outstanding	117,478	$1,647,745

Year ended August 31, 2008:
Shares sold	461,651	$10,377,828
Shares issued in connection with the merger	792,008	18,469,609
Shares reacquired	(849,200)	(18,989,478)

Net increase (decrease) in shares outstanding	404,459	$9,857,959

Class L
Six months ended February 28, 2009:
Shares sold	2,072	$33,865
Shares reacquired	(84,969)	(1,464,132)

Net increase (decrease) in shares outstanding	(82,897)	$(1,430,267)

Year ended August 31, 2008:
Shares sold	10,932	$275,045
Shares reacquired	(165,861)	(4,063,185)

Net increase (decrease) in shares outstanding	(154,929)	$(3,788,140)

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Class M	Shares	Amount
Six months ended February 28, 2009:
Shares sold	2,960	$44,766
Shares reacquired	(119,892)	(1,894,700)

Net increase (decrease) in shares outstanding before conversion	(116,932)	(1,849,934)
Shares issued upon conversion from Class A	(243,139)	(3,834,900)

Net increase (decrease) in shares outstanding	(360,071)	$(5,684,834)

Year ended August 31, 2008:
Shares sold	23,711	$539,135
Shares reacquired	(456,144)	(10,174,924)

Net increase (decrease) in shares outstanding before conversion	(432,433)	(9,635,789)
Shares issued upon conversion from Class A	(550,956)	(12,101,469)

Net increase (decrease) in shares outstanding	(983,389)	$(21,737,258)

Class R
Six months ended February 28, 2009:
Shares sold	446,421	$7,423,071
Shares reacquired	(80,214)	(1,325,058)

Net increase (decrease) in shares outstanding	366,207	$6,098,013

Year ended August 31, 2008:
Shares sold	240,980	$5,773,403
Shares reacquired	(50,406)	(1,189,259)

Net increase (decrease) in shares outstanding	190,574	$4,584,144

Class X
Six months ended February 28, 2009:
Shares sold	8,837	$125,631
Shares reacquired	(44,861)	(694,851)

Net increase (decrease) in shares outstanding before conversion	(36,024)	(569,220)
Shares reacquired upon conversion into Class A	(20,130)	(322,292)

Net increase (decrease) in shares outstanding	(56,154)	$(891,512)

Year ended August 31, 2008:
Shares sold	10,440	$239,502
Shares reacquired	(87,689)	(1,962,363)

Net increase (decrease) in shares outstanding before conversion	(77,249)	(1,722,861)
Shares reacquired upon conversion into Class A	(1,984)	(43,729)

Net increase (decrease) in shares outstanding	(79,233)	$(1,766,590)

Jennison Mid-Cap Growth Fund, Inc.	27

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended February 28, 2009:
Shares sold	5,793,921	$99,775,342
Shares reacquired	(1,700,909)	(30,028,853)

Net increase (decrease) in shares outstanding	4,093,012	$69,746,489

Year ended August 31, 2008:
Shares sold	3,062,101	$77,639,005
Shares issued in connection with the merger	210,432	5,519,625
Shares reacquired	(2,551,188)	(64,671,912)

Net increase (decrease) in shares outstanding	721,345	$18,486,718

Note 7. Reorganization

On September 21, 2007, the Fund acquired all of the net assets of Jennison Technology Fund (“the Merged Fund”) pursuant to a plan of reorganization approved by the Jennison Technology Fund shareholders on August 9, 2007. The acquisition was accomplished by a tax-free issue of Class A, Class B, Class C and Class Z shares for the corresponding classes of Jennison Technology Fund.

Jennison Technology Fund		Jennison Mid-Cap Growth Fund
Class	Shares	Class	Shares	Value
A	7,535,612	A	2,829,916	$72,188,891
B	2,953,261	B	1,139,766	26,579,354
C	2,052,178	C	792,008	18,469,609
Z	564,379	Z	210,432	5,519,625

The net assets and net unrealized appreciation of the Merged funds immediately before the acquisition were:

	Net Assets	Net Unrealized Appreciation
Jennison Technology Fund	$122,757,479	$28,949,377

The net assets of Jennison Mid-Cap Growth Fund immediately before the acquisition were $893,360,092.

The Fund acquired capital loss carryforward from the reorganization with Jennison Technology Fund of approximately $50,300,000 (amount included in Note 5). The

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future utilization of the acquired capital loss carryforwards may be limited under certain conditions defined in the Internal Revenue Code of 1986, as amended.

Note 8. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Note 9. Subsequent Events

On November 21, 2008 the Board of Director of the Fund approved an Agreement and Plan of Reorganization (the ”Plan”) which provides for the transfer of all the net assets of the Class A, B, C and Z shares of Nicholas-Applegate Growth Equity Fund (“Target Fund”), for like shares of the Fund. On April 14, 2009, the shareholders of the Target Fund approved the Plan of Reorganization. The reorganization was completed on April 17, 2009.

Jennison Mid-Cap Growth Fund, Inc.	29

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended February 28, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$23.98

Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	(9.18)

Total from investment operations	(9.14)

Net asset value, end of period	$14.84

Total Return(c):	(38.12)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$436,020
Average net assets (000)	$439,062
Ratios to average net assets(h):
Expenses, including distribution and service (12b-1) fees	1.26	%(e)(g)
Expenses, excluding distribution and service (12b-1) fees	.96	%(e)(g)
Net investment income (loss)	.41	%(e)(g)
Portfolio turnover rate	32	%(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares until February 29, 2008.
(e)	Annualized.
(f)	Not annualized.
(g)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.26% for the six months ended February 28, 2009, and 1.19% for the year ended August 31, 2008. The net investment income (loss) ratios would have been .41% for the six months ended February 28, 2009, and (.23%) for the year ended August 31, 2008.
(h)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class A
Year Ended August 31, 2008(a)		Ten Months Ended August 31, 2007(a)(b)		Year Ended October 31,
				2006(a)		2005(a)		2004(a)		2003(a)

$24.49		$21.33		$18.52		$15.29		$14.10		$9.93

(.06)		(.04)		(.04)		(.14)		(.14)		(.12)
(.45)		3.20		2.85		3.37		1.33		4.29

(.51)		3.16		2.81		3.23		1.19		4.17

$23.98		$24.49		$21.33		$18.52		$15.29		$14.10

(2.08)%		14.81%		15.17%		21.12%		8.44%		41.99%

$576,767		$429,993		$352,670		$288,885		$253,031		$204,685
$521,772		$395,762		$336,747		$269,109		$234,527		$165,609

1.19	%(d)(g)	1.08	%(e)(d)	1.16	%(d)	1.21	%(d)	1.20	%(d)	1.33	%(d)
.91	%(g)	.83	%(e)	.91%		.96%		.95%		1.08%
(.23	)%(g)	(.21	)%(e)	(.18)%		(.79)%		(.97)%		(1.08)%
76%		62	%(f)	86%		136%		178%		231%

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	31

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended February 28, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.78

Income (loss) from investment operations:
Net investment loss	(.02)
Net realized and unrealized gain (loss) on investment transactions	(8.33)

Total from investment operations	(8.35)

Net asset value, end of period	$13.43

Total Return(c):	(38.34)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$32,976
Average net assets (000)	$42,590
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	1.96	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.96	%(d)(e)
Net investment loss	(.27	)%(d)(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Annualized.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.96% for the six months ended February 28, 2009, and 1.91% for the year ended August 31, 2008. The net investment loss ratios would have been (.27%) for the six months ended February 28, 2009, and (.96%) for the year ended August 31, 2008.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class B
Year Ended August 31, 2008(a)		Ten Months Ended August 31, 2007(a)(b)		Year Ended October 31,
				2006(a)	2005(a)	2004(a)	2003(a)

$22.40		$19.63		$17.17	$14.28	$13.27	$9.42

(.21)		(.17)		(.18)	(.24)	(.24)	(.20)
(.41)		2.94		2.64	3.13	1.25	4.05

(.62)		2.77		2.46	2.89	1.01	3.85

$21.78		$22.40		$19.63	$17.17	$14.28	$13.27

(2.77)%		14.11%		14.33%	20.24%	7.61%	40.87%

$67,165		$94,869		$88,552	$103,285	$121,525	$159,782
$87,720		$94,680		$102,115	$114,179	$140,185	$138,327

1.91	%(e)	1.83	%(d)	1.91%	1.96%	1.95%	2.08%
.91	%(e)	.83	%(d)	.91%	.96%	.95%	1.08%
(.95	)%(e)	(.95	)%(d)	(.91)%	(1.54)%	(1.72)%	(1.83)%

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	33

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended February 28, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.79

Income (loss) from investment operations:
Net investment loss	(.02)
Net realized and unrealized gain (loss) on investment transactions	(8.33)

Total from investment operations	(8.35)

Net asset value, end of period	$13.44

Total Return(c):	(38.32)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$51,377
Average net assets (000)	$57,986
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	1.96	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.96	%(d)(e)
Net investment loss	(.28	)%(d)(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Annualized.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.96% for the six months ended February 28, 2009, and 1.91% for the year ended August 31, 2008. The net investment loss ratios would have been (.28%) for the six months ended February 28, 2009, and (.96%) for the year ended August 31, 2008.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class C
Year Ended August 31, 2008(a)		Ten Months Ended August 31, 2007(a)(b)		Year Ended October 31,
				2006(a)	2005(a)	2004(a)	2003(a)

$22.41		$19.63		$17.17	$14.28	$13.27	$9.42

(.21)		(.17)		(.18)	(.24)	(.24)	(.20)
(.41)		2.95		2.64	3.13	1.25	4.05

(.62)		2.78		2.46	2.89	1.01	3.85

$21.79		$22.41		$19.63	$17.17	$14.28	$13.27

(2.77)%		14.11%		14.33%	20.24%	7.61%	40.87%

$80,749		$73,977		$41,185	$31,114	$32,054	$35,212
$85,016		$61,516		$36,947	$32,206	$34,207	$30,253

1.91	%(e)	1.83	%(d)	1.91%	1.96%	1.95%	2.08%
.91	%(e)	.83	%(d)	.91%	.96%	.95%	1.08%
(.96	)%(e)	(.93	)%(d)	(.95)%	(1.54)%	(1.72)%	(1.83)%

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	35

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended February 28, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$23.87

Income (loss) from investment operations:
Net investment income (loss)	.02
Net realized and unrealized gain (loss) on investment transactions	(9.13)

Total from investment operations	(9.11)

Net asset value, end of period	$14.76

Total Return(d):	(38.17)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,308
Average net assets (000)	$10,331
Ratios to average net assets(h):
Expenses, including distribution and service (12b-1) fees	1.46	%(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.96	%(e)(f)
Net investment income (loss)	.23	%(e)(f)

(a)	Inception date of Class L shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(e)	Annualized.
(f)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.46% for the six months ended February 28, 2009, and 1.41% for the year ended August 31, 2008. The net investment income (loss) ratios would have been .23% for the six months ended February 28, 2009, and (.46%) for the year ended August 31, 2008.
(h)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class L
Year Ended August 31, 2008(b)		Ten Months Ended August 31, 2007(b)(c)		June 12, 2006(a) through October 31, 2006(b)

$24.42		$21.31		$20.23

(.11)		(.08)		(.05)
(.44)		3.19		1.13

(.55)		3.11		1.08

$23.87		$24.42		$21.31

(2.25)%		14.59%		5.34%

$15,418		$19,558		$5,025
$17,445		$14,140		$4,900

1.41	%(f)	1.33	%(e)	1.41	%(e)
.91	%(f)	.83	%(e)	.91	%(e)
(.46	)%(f)	(.38	)%(e)	(.71	)%(e)

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	37

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended February 28, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.77

Income (loss) from investment operations:
Net investment loss	(.02)
Net realized and unrealized gain (loss) on investment transactions	(8.33)

Total from investment operations	(8.35)

Net asset value, end of period	$13.42

Total Return(d):	(38.36)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$9,978
Average net assets (000)	$14,425
Ratios to average net assets(h):
Expenses, including distribution and service (12b-1) fees	1.96	%(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.96	%(e)(f)
Net investment loss	(.26	)%(e)(f)

(a)	Inception date of Class M shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(e)	Annualized.
(f)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.96% for the six months ended February 28, 2009, and 1.91% for the year ended August 31, 2008. The net investment loss ratios would have been (.26%) for the six months ended February 28, 2009, and (.96%) for the year ended August 31, 2008.
(h)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class M
Year Ended August 31, 2008(b)		Ten Months Ended August 31, 2007(b)(c)		June 12, 2006(a) through October 31, 2006(b)

$22.39		$19.61		$18.67

(.21)		(.17)		(.08)
(.41)		2.95		1.02

(.62)		2.78		.94

$21.77		$22.39		$19.61

(2.77)%		14.13%		5.03%

$24,023		$46,713		$11,836
$36,103		$34,765		$11,540

1.91	%(f)	1.83	%(e)	1.91	%(e)
.91	%(f)	.83	%(e)	.91	%(e)
(.95	)%(f)	(.88	)%(e)	(1.20	)%(e)

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	39

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended February 28, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$23.79

Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment transactions	(9.09)

Total from investment operations	(9.08)

Net asset value, end of period	$14.71

Total Return(d):	(38.17)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,924
Average net assets (000)	$6,025
Ratios to average net assets(h):
Expenses, including distribution and service (12b-1) fees(e)	1.46	%(f)(g)
Expenses, excluding distribution and service (12b-1) fees	.96	%(f)(g)
Net investment income (loss)	.13	%(f)(g)

(a)	Inception date of Class R shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Annualized.
(g)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.46% for the six months ended February 28, 2009, and 1.41% for the year ended August 31, 2008. The net investment income (loss) ratios would have been .13% for the six months ended February 28, 2009, and (.46%) for the year ended August 31, 2008.
(h)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Class R
Year Ended August 31, 2008(b)		Ten Months Ended August 31, 2007(b)(c)		Year Ended October 31, 2006(b)	June 3, 2005(a) through October 31, 2005(b)

$24.35		$21.24		$18.49	$17.03

(.11)		(.09)		(.07)	(.07)
(.45)		3.20		2.82	1.53

(.56)		3.11		2.75	1.46

$23.79		$24.35		$21.24	$18.49

(2.30)%		14.64%		14.87%	8.57%

$5,722		$1,217		$22	$3
$3,157		$648		$4	$3

1.41	%(g)	1.33	%(f)	1.41%	1.46	%(f)
.91	%(g)	.83	%(f)	.91%	.96	%(f)
(.45	)%(g)	(.45	)%(f)	(.45)%	(.96	)%(f)

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	41

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended February 28, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.84

Income (loss) from investment operations:
Net investment loss	(.02)
Net realized and unrealized gain (loss) on investment transactions	(8.35)

Total from investment operations	(8.37)

Net asset value, end of period	$13.47

Total Return(d):	(38.32)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,858
Average net assets (000)	$4,939
Ratios to average net assets(g):
Expenses, including distribution and service (12b-1) fees	1.96	%(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.96	%(e)(f)
Net investment loss	(.27	)%(e)(f)

(a)	Inception date of Class X shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(e)	Annualized.
(f)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.96% for the six months ended February 28, 2009, and 1.69% for the year ended August 31, 2008. The net investment loss ratios would have been (.27%) for the six months ended February 28, 2009, and (.74%) for the year ended August 31, 2008.
(g)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Class X
Year Ended August 31, 2008(b)		Ten Months Ended August 31, 2007(b)(c)		June 12, 2006(a) through October 31, 2006(b)

$22.40		$19.63		$18.67

(.17)		(.17)		(.09)
(.39)		2.94		1.05

(.56)		2.77		.96

$21.84		$22.40		$19.63

(2.50)%		14.11%		5.14%

$7,481		$9,450		$1,458
$8,598		$6,373		$1,448

1.69	%(f)	1.83	%(e)	1.91	%(e)
.91	%(f)	.83	%(e)	.91	%(e)
(.74	)%(f)	(.87	)%(e)	(1.20	)%(e)

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	43

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended February 28, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$24.74

Income (loss) from investment operations:
Net investment income (loss)	.06
Net realized and unrealized gain (loss) on investment transactions	(9.47)

Total from investment operations	(9.41)

Net asset value, end of period	$15.33

Total Return(c):	(38.04)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$188,242
Average net assets (000)	$162,030
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	.96	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.96	%(d)(e)
Net investment income (loss)	.70	%(d)(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the period ended Auguest 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Annualized.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .96% for the six months ended February 28, 2009, and .91% for the year ended August 31, 2008. The net investment income (loss) ratios would have been .70% for the six months ended February 28, 2009, and .04% for the year ended August 31, 2008.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

Class Z
Year Ended August 31, 2008(a)		Ten Months Ended August 31, 2007(a)(b)		Year Ended October 31,
				2006(a)	2005(a)	2004(a)	2003(a)

$25.19		$21.88		$18.95	$15.62	$14.37	$10.09

.01		.01		.02	(.09)	(.11)	(.10)
(.46)		3.30		2.91	3.42	1.36	4.38

(.45)		3.31		2.93	3.33	1.25	4.28

$24.74		$25.19		$21.88	$18.95	$15.62	$14.37

(1.79)%		15.13%		15.46%	21.32%	8.70%	42.42%

$202,444		$187,974		$159,855	$133,674	$125,732	$112,963
$196,477		$177,560		$160,261	$126,649	$119,263	$81,458

.91	%(e)	.83	%(d)	.91%	.96%	.95%	1.08%
.91	%(e)	.83	%(d)	.91%	.96%	.95%	1.08%
.04	%(e)	.03	%(d)	.07%	(.54)%	(.72)%	(.82)%

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	45

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the view/change option at the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Mid-Cap Growth Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Mid-Cap Growth Fund, Inc.
Share Class	A	B	C	L	M	R	X	Z
NASDAQ	PEEAX	PEEBX	PEGCX	N/A	N/A	JDERX	JUSEX	PEGZX
CUSIP	476296108	476296207	476296306	476296603	476296702	476296504	476296801	476296405

MF173E2    IFS-A163978    Ed. 04/2009

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jennison Mid-Cap Growth Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	April 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	April 22, 2009

*	Print the name and title of each signing officer under his or her signature.